As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.2%
Consumer Discretionary - 6.3%
746,044	Coach, Inc.	41,793,385
335,146	Fossil, Inc. *	28,386,866
		70,180,251
Consumer Staples - 9.3%
326,778	Costco Wholesale Corp.	32,718,647
584,173	Estee Lauder Companies, Inc.	35,967,532
476,135	Mead Johnson Nutrition Co.	34,891,173
		103,577,352
Energy - 11.6%
930,871	Canadian Natural Resources, Ltd.	28,661,518
227,923	Core Laboratories NV	27,688,086
765,001	FMC Technologies, Inc. *	35,419,546
509,828	Schlumberger, Ltd.	36,875,860
		128,645,010
Financials - 2.5%
2,158,234	Charles Schwab Corp.	27,603,813
Health Care - 15.0%
474,358	Covance, Inc. *	22,147,775
326,556	DaVita, Inc. *	33,834,467
744,193	Express Scripts, Inc. *	46,638,576
320,706	IDEXX Laboratories, Inc. *	31,862,141
65,089	Intuitive Surgical, Inc. *	32,260,061
		166,743,020
Industrials - 13.1%
644,449	Danaher Corp.	35,541,362
649,410	Fluor Corp.	36,548,795
316,338	Roper Industries, Inc.	34,762,383
419,266	Stericycle, Inc. *	37,951,958
		144,804,498
Information Technology - 39.4%
535,967	Accenture PLC	37,533,768
529,525	Amphenol Corp.	31,178,432
318,411	ANSYS, Inc. *	23,371,367
78,714	Apple, Inc.	52,522,703
327,667	Citrix Systems, Inc. *	25,089,462
508,051	Cognizant Technology Solutions Corp. *	35,522,926
1,154,795	Genpact Limited *	19,261,981
73,975	Google, Inc. *	55,814,138
78,492	Mastercard, Inc.	35,437,568
826,763	National Instruments Corp.	20,809,625
905,990	NetApp, Inc. *	29,788,951
610,460	QUALCOMM, Inc.	38,147,645
210,373	Salesforce.com, Inc. *	32,121,854
		436,600,420
Total Common Stocks (Cost $920,328,732)		1,078,154,364

Short-Term Investments - 2.7%
Money Market Funds - 2.7%
30,287,061	Cash Account Trust - Government & Agency Securities Portfolio 0.03% #	30,287,061
Total Short-Term Investments (Cost $30,287,061)		30,287,061

Total Investments - 99.9% (Cost $950,615,793)		1,108,441,425
Other Assets in Excess of Liabilities - 0.1%		1,363,707
NET ASSETS - 100.0%		$1,109,805,132

* Non-Income Producing.
# Annualized seven-day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$955,707,615
Gross unrealized appreciation	176,491,407
Gross unrealized depreciation	(23,757,597)
Net unrealized appreciation	$152,733,810

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$1,078,154,364	$-	$-	$1,078,154,364
Short-Term Investments	$30,287,061	$-	$-	$30,287,061
Total Investments	$1,108,441,425	$-	$-	$1,108,441,425

^ See Schedule of Investments for industry breakouts.

Brown Advisory Value Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.7%
Consumer Discretionary - 3.9%
156,755	Guess?, Inc.	3,984,712
33,590	Tiffany & Co.	2,078,549
		6,063,261
Consumer Staples - 3.4%
27,370	Diageo PLC	3,085,420
31,910	PepsiCo, Inc.	2,258,271
		5,343,691
Energy - 14.3%
34,833	Carbo Ceramics, Inc.	2,191,692
43,545	Cimarex Energy Co.	2,549,560
37,325	National Oilwell Varco, Inc.	2,990,106
44,785	Occidental Petroleum Corp.	3,854,197
84,600	Schlumberger, Ltd.	6,119,119
133,120	Southwestern Energy Co. *	4,629,913
		22,334,587
Financials - 18.9%
39,810	ACE Limited	3,009,636
41,055	Chubb Corp.	3,131,675
78,195	Hartford Financial Services Group, Inc.	1,520,111
43,545	M&T Bank Corp.	4,143,742
156,754	Metlife, Inc.	5,401,743
87,085	Northern Trust Corp.	4,042,050
66,375	PNC Financial Services Group, Inc.	4,188,263
72,160	Prudential Financial, Inc.	3,933,442
		29,370,662
Health Care - 11.2%
79,620	Johnson & Johnson	5,486,614
129,385	Merck & Co., Inc.	5,835,264
100,770	Novartis AG	6,173,170
		17,495,048
Industrials - 15.9%
30,570	3M Co.	2,825,279
105,750	Eaton Corp.	4,997,745
73,400	Emerson Electric Co.	3,543,018
93,309	Fluor Corp.	5,251,431
37,325	Illinois Tool Works, Inc.	2,219,718
148,045	PACCAR, Inc.	5,925,501
		24,762,692
Information Technology - 23.4%
8,710	Apple, Inc.	5,811,834
32,345	BMC Software, Inc. *	1,341,994
70,915	CA, Inc.	1,827,125
174,175	Dell, Inc. *	1,717,366
63,450	Harris Corp.	3,249,909
114,455	Microchip Technology, Inc.	3,747,257
191,590	Microsoft Corp.	5,705,550
119,435	NetApp, Inc. *	3,927,022
140,585	Oracle Corp.	4,427,022
75,890	QUALCOMM, Inc.	4,742,366
		36,497,445

Materials - 5.7%
78,380	E.I. du Pont de Nemours & Co.	3,940,163
123,165	Freeport-McMoRan Copper & Gold, Inc.	4,874,870
		8,815,033
Total Common Stocks (Cost $132,175,120)		150,682,419

Short-Term Investments - 1.3%
Money Market Funds - 1.3%
1,986,283	Cash Account Trust - Government & Agency Securities Portfolio 0.03% #	1,986,283
Total Short-Term Investments (Cost $1,986,283)		1,986,283

Total Investments - 98.0% (Cost $134,161,403)		152,668,702
Other Assets in Excess of Liabilities - 2.0%		3,172,926
NET ASSETS - 100.0%		$155,841,628

* Non-Income Producing.
# Annualized seven-day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$135,403,153
Gross unrealized appreciation	22,194,869
Gross unrealized depreciation	(4,929,320)
Net unrealized appreciation	$17,265,549

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$1,078,154,364	$-	$-	$1,078,154,364
Short-Term Investments	$30,287,061	$-	$-	$30,287,061
Total Investments	$1,108,441,425	$-	$-	$1,108,441,425

^ See Schedule of Investments for industry breakouts.

Brown Advisory Flexible Value Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.9%
Consumer Discretionary - 15.1%
26,608	Aaron's, Inc.	739,968
30,406	CarMax, Inc. *	860,490
23,596	General Motors Co. *	536,809
30,727	Lowe's Companies, Inc.	929,185
11,590	Time Warner Cable, Inc.	1,101,745
19,389	TJX Companies, Inc.	868,433
29,315	Walt Disney Co.	1,532,589
		6,569,219
Consumer Staples - 4.0%
23,535	Kraft Foods, Inc.	973,172
10,940	PepsiCo, Inc.	774,224
		1,747,396
Energy - 12.3%
40,424	Kinder Morgan, Inc.	1,435,860
16,870	Occidental Petroleum Corp.	1,451,833
27,785	Southwestern Energy Co. *	966,362
15,505	Total S.A. ADR	776,801
19,904	World Fuel Services Corp.	708,781
		5,339,637
Financials - 17.4%
11,270	American Express Co.	640,812
36,835	Bank of America Corp.	325,253
18,186	Berkshire Hathaway, Inc. *	1,604,006
18,060	CME Group, Inc.	1,034,838
7,852	Franklin Resources, Inc.	982,049
3,613	Goldman Sachs Group, Inc.	410,726
6,278	RenaissanceRe Holdings Ltd.	483,657
9,405	T. Rowe Price Group, Inc.	595,337
42,980	Wells Fargo Co.	1,484,099
		7,560,777
Health Care - 9.9%
20,561	Express Scripts, Inc. *	1,288,557
7,951	Johnson & Johnson	547,903
18,360	Merck & Co., Inc.	828,037
25,712	Pfizer, Inc.	638,943
17,590	Wellpoint, Inc.	1,020,396
		4,323,836
Industrials - 10.6%
18,070	Canadian National Railway Co.	1,594,317
6,869	Canadian Pacific Railway Ltd.	569,371
33,751	Owens Corning *	1,129,308
13,728	PACCAR, Inc.	549,463
10,035	United Technologies Corp.	785,640
		4,628,099

Information Technology - 22.9%
14,683	Accenture PLC	1,028,250
1,305	Apple, Inc.	870,774
3,201	Google, Inc. *	2,415,155
2,740	International Business Machines Corp.	568,413
4,878	Mastercard, Inc.	2,202,320
38,771	Microsoft Corp.	1,154,600
13,846	QUALCOMM, Inc.	865,237
6,455	Visa, Inc.	866,777
		9,971,526
Telecommunication Services - 1.7%
11,239	Crown Castle International Corp. *	720,420
Total Common Stocks (Cost $31,679,908)		40,860,910

Warrants - 0.6%
39,000	Kinder Morgan, Inc. *	136,110
12,000	Wells Fargo Co. *	118,680
Total Warrants (Cost $183,032)		254,790

Short-Term Investments - 4.9%
Money Market Funds - 4.9%
2,117,143	Cash Account Trust - Government & Agency Securities Portfolio 0.03% #	2,117,143
Total Short-Term Investments (Cost $2,117,143)		2,117,143

Total Investments - 99.4% (Cost $33,980,083)		43,232,843
Other Assets in Excess of Liabilities - 0.6%		252,021
NET ASSETS - 100.0%		$43,484,864

ADR - American Depositary Receipt
* Non-Income Producing.
# Annualized seven-day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$34,020,816
Gross unrealized appreciation	9,692,236
Gross unrealized depreciation	(480,209)
Net unrealized appreciation	$9,212,027

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$40,860,910	$-	$-	$40,860,910
Warrants	$254,790	$-	$-	$254,790
Short-Term Investments	$2,117,143	$-	$-	$2,117,143
Total Investments	$43,232,843	$-	$-	$43,232,843

^ See Schedule of Investments for industry breakouts.

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.5%
Consumer Discretionary - 12.5%
122,446	Ann, Inc. *	4,619,887
66,670	Ascent Capital Group, Inc. *	3,600,847
111,364	Harman International Industries, Inc.	5,140,562
175,298	HomeAway, Inc. *	4,110,738
91,847	Monro Muffler Brake, Inc.	3,232,096
234,738	SHFL Entertainment, Inc. *	3,711,208
48,536	Sodastream International Ltd. *	1,901,155
58,537	Vitamin Shoppe, Inc. *	3,413,878
		29,730,371
Consumer Staples - 1.7%
52,250	PriceSmart, Inc.	3,956,370
Energy - 2.2%
148,022	World Fuel Services Corp.	5,271,063
Health Care - 22.0%
70,042	Amerigroup Corp. *	6,403,940
69,681	Catamaran Corp. *	6,826,648
119,402	Covance, Inc. *	5,574,879
45,379	Endologix, Inc. *	627,138
61,513	Henry Schein, Inc. *	4,876,136
135,284	HMS Holdings Corp. *	4,522,544
38,891	IDEXX Laboratories, Inc. *	3,863,821
195,259	Incyte Corp. *	3,524,425
188,680	Masimo Corp. *	4,562,282
275,927	PSS World Medical, Inc. *	6,285,617
71,880	Seattle Genetics, Inc. *	1,937,166
116,863	Volcano Corporation *	3,338,776
		52,343,372
Industrials - 24.0%
57,928	Acuity Brands, Inc.	3,666,263
14,401	Corporate Executive Board Co.	772,326
56,400	CoStar Group, Inc. *	4,598,856
82,055	Gardner Denver, Inc.	4,956,942
222,055	Hexcel Corp. *	5,333,761
90,638	IDEX Corp.	3,785,949
385,129	Knight Transportation, Inc.	5,507,345
77,224	Landstar System, Inc.	3,651,151
180,414	Quanex Building Products Corp.	3,399,000
178,555	Roadrunner Transportation Services Holdings, Inc. *	2,889,020
103,494	United Rentals, Inc. *	3,385,289
314,632	UTi Worldwide, Inc.	4,238,093
37,559	Valmont Industries, Inc.	4,939,008
197,204	Waste Connections, Inc.	5,965,421
		57,088,424

Information Technology - 29.5%
149,493	Acme Packet, Inc. *	2,556,330
413,883	Applied Micro Circuits Corp. *	2,094,248
215,884	Broadridge Financial Solutions, Inc.	5,036,574
65,516	Broadsoft, Inc. *	2,687,466
112,694	Cavium, Inc. *	3,756,091
63,054	CommVault Systems, Inc. *	3,701,270
36,622	Concur Technologies, Inc. *	2,700,140
140,993	ExactTarget, Inc. *	3,414,850
304,621	EXFO, Inc. *†	1,489,597
258,116	Genpact Limited *	4,305,375
95,089	Global Payments, Inc.	3,977,573
111,435	Informatica Corp. *	3,879,052
205,709	Interactive Intelligence Group, Inc. *	6,181,556
83,227	MAXIMUS, Inc.	4,970,316
218,966	Mercury Computer Systems, Inc. *	2,325,419
159,297	Microsemi Corp. *	3,197,091
192,044	Pegasystems, Inc.	5,576,958
244,312	Sapient Corp. *	2,604,366
36,579	Ultimate Software Group, Inc. *	3,734,716
94,356	Volterra Semiconductor Corp. *	2,063,566
		70,252,554
Materials - 1.6%
81,547	Rockwood Holdings, Inc.	3,800,090
Total Common Stocks (Cost $183,700,856)		222,442,244

Private Placements - 0.7%
14,000	Greenspring Global Partners IV-B, L.P. *^†	1,727,316
Total Private Placements (Cost $1,338,888)		1,727,316

Short-Term Investments - 5.6%
Money Market Funds - 5.6%
13,226,641	Cash Account Trust - Government & Agency Securities Portfolio 0.03% #	13,226,641
Total Short-Term Investments (Cost $13,226,641)		13,226,641

Total Investments - 99.8% (Cost $198,266,385)		237,396,201
Other Assets in Excess of Liabilities - 0.2%		485,697
NET ASSETS - 100.0%		$237,881,898

* Non-Income Producing.
# Annualized seven-day yield as of September 30, 2012.
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to September 2012 as part of a $2,000,000 capital commitment. At September 30, 2012, $1,400,000 of the capital commitment has been fulfilled by the Fund.

† All or a portion of this security is considered illiquid. At September 30, 2012, the total market value of securities considered illiquid was $2,514,273 or 1.1% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$200,165,211
Gross unrealized appreciation	46,437,337
Gross unrealized depreciation	(9,206,347)
Net unrealized appreciation	$37,230,990

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$222,442,244	$-	$-	$222,442,244
Private Placements	$-	$-	$1,727,316	$1,727,316
Short-Term Investments	$13,226,641	$-	$-	$13,226,641
Total Investments	$235,668,885	$-	$1,727,316	$237,396,201

^ See Schedule of Investments for industry breakouts.

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.8%
Consumer Discretionary - 13.0%
59,899	Ann, Inc. *	2,259,989
103,581	Ascent Capital Group, Inc. *	5,594,410
97,317	Cato Corp.	2,891,288
131,384	Core-Mark Holding Co., Inc.	6,320,884
172,857	GameStop Corp.	3,629,997
52,872	Liberty Media Corp. *	5,507,676
106,699	Maidenform Brands, Inc. *	2,185,196
		28,389,440
Consumer Staples - 3.3%
44,519	Casey's General Stores, Inc.	2,543,816
128,227	Susser Holdings Corp. *	4,637,970
		7,181,786
Energy - 7.1%
159,759	Gulf Island Fabrication, Inc.	4,452,483
291,616	RigNet, Inc. *	5,394,896
41,901	Susser Petroleum Partners LP *	1,005,205
129,119	World Fuel Services Corp.	4,597,928
		15,450,512
Financials - 23.6%
313,696	American Equity Investment Life Holding Co.	3,648,284
796,840	CapitalSource, Inc.	6,040,047
257,015	Capitol Federal Financial, Inc.	3,073,899
288,506	CYS Investments, Inc.	4,065,050
755,216	GFI Group, Inc.	2,401,587
81,942	Kemper Corp.	2,516,439
534,400	Maiden Holdings Ltd.	4,750,816
733,749	MFA Financial, Inc.	6,236,866
249,796	OceanFirst Financial Corp. †	3,664,508
212,265	Oritani Financial Corp.	3,194,588
125,047	Pacific Premier Bancorp, Inc. *†	1,194,199
353,972	PHH Corp. *	7,203,330
177,779	Renasant Corp.	3,485,357
		51,474,970
Health Care - 7.3%
51,678	Air Methods Corp. *	6,168,803
54,420	Amerigroup Corp. *	4,975,621
212,230	PSS World Medical, Inc. *	4,834,599
		15,979,023
Industrials - 13.5%
175,075	Actuant Corp.	5,010,647
67,664	Brady Corp.	1,981,202
170,687	DigitalGlobe, Inc. *	3,480,308
244,358	Fly Leasing Ltd.	3,301,277
76,699	Gardner Denver, Inc.	4,633,387
154,956	Thermon Group Holdings, Inc. *	3,872,350
303,462	TriMas Corp. *	7,316,468
		29,595,639

Information Technology - 20.4%
303,111	Broadridge Financial Solutions, Inc.	7,071,579
253,142	CoreLogic, Inc. *	6,715,857
62,667	DST Systems, Inc.	3,544,446
311,192	Echostar Corp. *	8,918,763
111,293	MAXIMUS, Inc.	6,646,418
146,317	Measurement Specialties, Inc. *	4,825,534
162,857	Total System Services, Inc.	3,859,711
211,818	Vishay Precision Group, Inc. *	2,961,216
		44,543,524
Materials - 3.4%
216,882	KMG Chemicals, Inc. †	4,012,317
45,380	Kraton Performance Polymers, Inc. *	1,184,418
48,716	LSB Industries, Inc. *	2,137,171
		7,333,906
Telecommunication Services - 2.2%
326,316	Boingo Wireless, Inc. *	2,590,949
598,690	Orbcomm, Inc. *	2,239,101
		4,830,050
Total Common Stocks (Cost $171,112,937)		204,778,850

Real Estate Investment Trusts - 2.3%
55,003	Agree Realty Corp.	1,402,026
158,095	Starwood Property Trust, Inc.	3,678,871
		5,080,897
Total Real Estate Investment Trusts (Cost $4,357,564)		5,080,897

Short-Term Investments - 4.0%
Money Market Funds - 4.0%
8,773,071	Cash Account Trust - Government & Agency Securities Portfolio 0.03% #	8,773,071
Total Short-Term Investments (Cost $8,773,071)		8,773,071

Total Investments - 100.1% (Cost $184,243,572)		218,632,818
Liabilities in Excess of Other Assets - (0.1)%		(159,732)
NET ASSETS - 100.0%		$218,473,086

* Non-Income Producing.
# Annualized seven-day yield as of September 30, 2012.
† A portion of this security is considered illiquid. At September 30, 2012, the total market value of securities considered illiquid was $4,624,628 or 2.1% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$184,660,087
Gross unrealized appreciation	36,886,360
Gross unrealized depreciation	(2,913,629)
Net unrealized appreciation	$33,972,731

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$204,778,850	$-	$-	$204,778,850
Real Estate Investment Trusts	$5,080,897	$-	$-	$5,080,897
Short-Term Investments	$8,773,071	$-	$-	$8,773,071
Total Investments	$218,632,818	$-	$-	$218,632,818

^ See Schedule of Investments for industry breakouts.

Brown Advisory Opportunity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.3%
Consumer Discretionary - 16.9%
2,921	Coach, Inc.	163,634
1,927	Fossil, Inc. *	163,217
6,946	Guess?, Inc.	176,567
5,209	HomeAway, Inc. *	122,151
4,069	Lowe's Companies, Inc.	123,047
4,761	Monro Muffler Brake, Inc.	167,540
7,865	Pandora Media, Inc. *	86,122
9,143	SHFL Entertainment, Inc. *	144,551
2,809	Starbucks Corp.	142,557
2,230	Tiffany & Co.	137,992
		1,427,378
Consumer Staples - 5.9%
667	Diageo PLC	75,191
2,599	Estee Lauder Companies, Inc.	160,021
1,747	Mead Johnson Nutrition Co.	128,020
1,796	PriceSmart, Inc.	135,993
		499,225
Energy - 13.3%
3,071	Canadian Natural Resources, Ltd.	94,556
755	Core Laboratories NV	91,717
5,006	FMC Technologies, Inc. *	231,778
1,119	National Oilwell Varco, Inc.	89,643
1,067	Occidental Petroleum Corp.	91,826
3,002	Schlumberger, Ltd.	217,135
6,064	Southwestern Energy Co. *	210,906
2,620	World Fuel Services Corp.	93,298
		1,120,859
Financials - 6.2%
1,687	M&T Bank Corp.	160,535
4,467	Metlife, Inc.	153,933
1,409	RenaissanceRe Holdings Ltd.	108,549
2,908	Wells Fargo Co.	100,413
		523,430
Health Care - 10.2%
1,157	athenahealth, Inc. *	106,178
4,094	Covance, Inc. *	191,149
1,564	DaVita, Inc. *	162,046
3,380	Express Scripts, Inc. *	211,824
4,722	Incyte Corp. *	85,232
4,365	Masimo Corp. *	105,546
		861,975

Industrials - 13.3%
2,382	Danaher Corp.	131,367
2,749	Eaton Corp.	129,918
3,048	Fluor Corp.	171,541
4,069	Gardner Denver, Inc.	245,809
7,170	Knight Transportation, Inc.	102,531
3,895	Sensata Technologies Holding NV *	115,954
1,637	Stericycle, Inc. *	148,181
2,307	United Rentals, Inc. *	75,462
		1,120,763
Information Technology - 29.2%
591	Apple, Inc.	394,351
20,145	Applied Micro Circuits Corp. *	101,934
1,166	Citrix Systems, Inc. *	89,281
2,431	Cognizant Technology Solutions Corp. *	169,976
5,795	CoreLogic, Inc. *	153,741
765	Mastercard, Inc.	345,381
3,558	Microsemi Corp. *	71,409
3,672	National Instruments Corp.	92,424
2,591	NetApp, Inc. *	85,192
5,061	Pegasystems, Inc.	146,971
4,526	QUALCOMM, Inc.	282,830
865	Salesforce.com, Inc. *	132,077
6,314	Sapient Corp. *	67,307
1,896	Visa, Inc.	254,595
2,809	Volterra Semiconductor Corp. *	61,433
		2,448,902
Materials - 3.3%
4,907	Freeport-McMoRan Copper & Gold, Inc.	194,219
1,860	Rockwood Holdings, Inc.	86,676
		280,895
Total Common Stocks (Cost $7,084,593)		8,283,427

Short-Term Investments - 1.7%
Money Market Funds - 1.7%
139,337	Cash Account Trust - Government & Agency Securities Portfolio 0.03% #	139,337
Total Short-Term Investments (Cost $139,337)		139,337

Total Investments - 100.0% (Cost $7,223,930)		8,422,764
Other Assets in Excess of Liabilities - 0.0%		2,330
NET ASSETS - 100.0%		$8,425,094

* Non-Income Producing.
# Annualized seven-day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$7,315,099
Gross unrealized appreciation	1,466,136
Gross unrealized depreciation	(358,471)
Net unrealized appreciation	$1,107,665

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$8,283,427	$-	$-	$8,283,427
Short-Term Investments	$139,337	$-	$-	$139,337
Total Investments	$8,422,764	$-	$-	$8,422,764

^ See Schedule of Investments for industry breakouts.

Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 94.5%
General Obligation Bonds - 50.1%
475,000	Annapolis Maryland Public Improvement Callable 6/1/2019 @ 100 ^	4.00%	06/01/2024	535,434
2,000,000	Anne Arundel County Maryland Consolidated General Improvements	3.00%	04/01/2013	2,029,060
565,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	03/01/2015	628,500
500,000	Anne Arundel County Maryland Consolidated General Improvements	4.00%	04/01/2015	545,605
250,000	Anne Arundel County Maryland Consolidated General Improvements Callable 3/1/2017 @ 100 ^	5.00%	03/01/2018	296,685
2,000,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	04/01/2018	2,453,340
3,310,000	Anne Arundel County Maryland Consolidated General Improvements Callable 4/1/2021 @ 100 ^	5.00%	04/01/2022	4,179,337
1,230,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100 ^	5.00%	03/01/2017	1,362,828
585,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 4/1/2019 @ 100 ^	4.00%	04/01/2021	674,973
1,055,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2013	1,098,160
1,400,000	Baltimore County Maryland Consolidated Public Improvement Callable 9/1/2012 @ 100 ^	5.00%	09/01/2013	1,405,656
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	1,021,707
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%	10/15/2015	1,455,770
1,450,000	Baltimore County Maryland Metropolitan District 71st Issue, Callable 2/1/2018 @ 100 ^	5.00%	02/01/2020	1,736,317
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2013	2,081,820
3,330,000	Baltimore County Maryland Refunding Metropolitan District Callable 9/01/2012 @ 100 ^	5.00%	09/01/2013	3,343,452
960,000	Baltimore County Maryland Refunding Metropolitan District	5.00%	08/01/2020	1,227,024
265,000	Baltimore Maryland Consolidated Public Improvement	4.00%	10/15/2012	265,480
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/2015	283,923
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%	10/15/2014	481,149
1,470,000	Calvert County Maryland Consolidated Public Improvment	4.00%	04/01/2014	1,553,055
1,000,000	Calvert County Maryland Refunding	3.00%	07/15/2016	1,097,480
500,000	Calvert County Maryland Refunding	5.00%	07/15/2017	603,375
250,000	Caroline County Maryland Public Improvement Callable 11/1/2016 @ 100 XLCA Insured ^	4.00%	11/01/2020	271,763
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/2013	2,646,196
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/1/2018 @ 100	4.50%	11/01/2023	1,156,170
200,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	10/01/2014	214,932
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/2015	1,142,460
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/2015	557,270
200,000	Cecil County Maryland Refunding and Consolidated Public Improvement	2.00%	08/01/2013	202,750
900,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	3.00%	02/01/2013	908,883
20,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	21,353
1,080,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	1,153,321
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/2015	2,141,509
345,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100 ^	4.25%	03/01/2016	377,006
660,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100 ^	4.25%	03/01/2016	720,786
2,000,000	Charles County Maryland County Commissioners Consolidated Public Improvement	4.00%	11/01/2018	2,372,960
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2017 @ 100 NATL-RE Insured ^	4.00%	03/01/2020	558,095
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2018	574,194
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/2012	574,110
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/2016	2,232,600
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/2014	217,172
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100 ^	5.00%	08/01/2016	282,918
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100	5.00%	12/01/2017	1,146,350

300,000	Frederick County Maryland Public Facilities Callable 6/1/2017 @ 100 ^	5.00%	06/01/2018	361,914
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2018	628,505
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2021	653,890
500,000	Frederick County Maryland Refunding Series C	4.00%	12/01/2013	522,135
2,500,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority Series B, Callable 7/1/2020 @ 100 ^	5.50%	07/01/2040	2,554,050
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority Series A	4.00%	07/01/2017	415,616
300,000	Harford County Maryland Callable 7/15/2015 @ 100 ^	5.00%	07/15/2022	335,295
480,000	Harford County Maryland Consolidated Public Improvement	3.38%	01/15/2013	484,675
150,000	Harford County Maryland Consolidated Public Improvement	4.50%	12/01/2014	163,785
600,000	Harford County Maryland Consolidated Public Improvement Series A	5.00%	07/01/2016	702,726
2,870,000	Harford County Maryland Consolidated Public Improvement	5.00%	07/01/2017	3,459,239
2,000,000	Harford County Maryland Refunding Consolidated Public Improvement	5.00%	12/01/2012	2,017,140
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	08/15/2013	521,375
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	596,410
1,000,000	Howard County Maryland Consolidated Public Improvement Series A, Callable 02/15/2019 @ 100 ^	4.00%	02/15/2022	1,143,380
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2014	745,842
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,184,640
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	339,714
1,660,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2016	1,870,206
560,000	Howard County Maryland Metropolitan District Series A	4.00%	02/15/2015	608,832
2,020,000	Howard County Maryland Refunding Metropolitan District Project Series B	5.00%	08/15/2016	2,375,722
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2015	226,275
430,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2016	473,890
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2016	231,435
680,000	Maryland National Capital Park & Refunding Park Acquisition & Development Project	4.00%	12/01/2019	816,048
620,000	Maryland National Capital Park & Refunding Park Acquisition & Development Project	4.00%	12/01/2020	746,598
300,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2013 @ 100 ^	5.00%	08/01/2014	312,135
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100 ^	5.00%	08/01/2015	543,495
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	565,805
725,000	Maryland State & Local Facilities Loan 2nd Series A	4.00%	08/01/2016	824,253
390,000	Maryland State & Local Facilities Loan 1st Series	5.00%	03/15/2017	466,631
3,000,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2017	3,631,349
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100 ^	5.00%	08/01/2017	752,561
1,000,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2017 @ 100 ^	5.00%	08/01/2018	1,202,970
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/2015	139,868
2,500,000	Maryland State Local Facilities First Callable 3/1/2019 @ 100 ^	4.00%	03/01/2022	2,853,774
1,000,000	Maryland State Refunding State and Local Facilities Loans	5.00%	11/01/2019	1,269,880
430,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2012	431,926
425,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	07/01/2014	460,356
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2014	614,172
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2014	1,098,480
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,212,928
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	565,805
500,000	Montgomery County Maryland Consolidated Public Improvement Seires A, Callable 9/1/2014 @ 100 ^	5.00%	09/01/2015	544,345
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	2,031,494
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2016	2,349,960
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100 ^	5.00%	04/01/2017	535,930
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2017 @ 100 ^	5.00%	05/01/2018	2,045,542
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2018	1,241,740
1,500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 8/1/2020 @ 100 ^	4.00%	08/01/2021	1,771,200
1,295,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	2.00%	06/01/2013	1,309,854
950,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%	06/01/2015	1,038,502
450,000	Montgomery County Maryland Refunding Consolidated Public Improvement Series A	5.00%	01/01/2013	455,675

1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2014	1,955,826
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2015	847,260
510,000	Prince Georges County Maryland Refunding Consolidated Public Improvement Series D	5.00%	12/01/2012	514,355
680,000	Prince Georges County Maryland Refunding Consolidated Public Improvement Series B	5.00%	07/15/2017	822,025
500,000	Queen Annes County Maryland Public Facilities	4.00%	01/15/2013	505,705
805,000	St. Mary's College Maryland Revenues Refunding Academic Fees	3.00%	09/01/2017	881,161
735,000	St. Mary's College Maryland Revenues Refunding Academic Fees	3.00%	09/01/2018	807,567
845,000	St. Mary's College Maryland Revenues Refunding Academic Fees	4.00%	09/01/2022	976,271
1,000,000	St. Mary's County Maryland County Commissioners St. Mary's Hospital Callable 10/1/2012 @ 101 ^	5.00%	10/01/2020	1,010,400
565,000	Washington County Maryland - Public Improvement	4.50%	01/01/2015	616,285
640,000	Washington County Maryland - Public Improvement	4.00%	01/01/2018	748,666
250,000	Washington Suburban Sanitary District Maryland Consolidated Public Improvement Series A	4.00%	06/01/2015	274,330
200,000	Washington Suburban Sanitary District Maryland Sewage Disposal	5.00%	06/01/2016	233,504
1,630,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2013 @ 100 ^	4.00%	06/01/2014	1,671,060
1,500,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2014 @ 100 ^	4.00%	06/01/2015	1,591,560
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/2014	223,110
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2015	1,685,880
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2016	1,751,280
560,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2013	578,010
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2014	1,405,198
1,115,000	Worcester County Maryland - Consolidated Public Improvement Project	5.00%	03/01/2013	1,138,125
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/2016	1,178,140
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/2017	605,220
				128,303,833
Revenue Bonds - 44.4%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A, Callable 9/1/2016 @ 100 ^	5.00%	09/01/2019	837,375
200,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	5.00%	08/01/2016	232,168
500,000	Baltimore County Maryland Economic Development Various Garrison Forest School Incorporate #	3.00%	10/01/2031	527,270
500,000	Baltimore Maryland Project Revenue Water Project Series A, Callable 7/1/2013 @ 100 ^	5.00%	07/01/2033	517,845
3,760,000	Baltimore Maryland Project Revenue Water Project Series A, Callable 7/1/2021 @ 100 ^	4.50%	07/01/2036	4,202,175
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2013	398,346
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured ^	5.00%	07/01/2020	432,004
1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured ^	5.00%	07/01/2021	1,151,450
1,000,000	Chicago Illinois O'Hare International Airport Refunding General Airport Third Lien Series B	5.25%	01/01/2018	1,193,660
2,855,000	Colorado Health Facilities Authority Revenue Refunding Covenant Retirement	5.00%	12/01/2022	3,175,617
500,000	Maryland Environmental Service Revenue Mid Shore III Regional Landfill Callable 11/1/2020 @ 100 ^	5.00%	11/01/2022	606,545
200,000	Maryland State Community Development Administration - Residential Program Series E	3.80%	09/01/2013	205,592
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/2014	529,505
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/2015	1,074,050
585,000	Maryland State Community Development Administration - Single Family Housing Series A	1.00%	03/01/2014	588,639
500,000	Maryland State Community Development Administration Local Government Infrastructure - A-1 Callable 6/1/2020 @ 100 ^	3.50%	06/01/2022	557,935
300,000	Maryland State Community Development Administration Non AMT Non Ace - Single Family Housing	1.90%	03/01/2016	308,802
175,000	Maryland State Community Development Administration Non AMT Non Ace - Single Family Housing	2.05%	09/01/2016	180,570
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/2013	1,077,405
1,000,000	Maryland State Department of Transportation	5.25%	12/15/2014	1,109,800
200,000	Maryland State Department of Transportation	5.00%	03/01/2015	222,670
1,300,000	Maryland State Department of Transportation	5.25%	12/15/2016	1,560,234
1,325,000	Maryland State Department of Transportation	5.00%	02/15/2017	1,579,784
1,400,000	Maryland State Department of Transportation	5.00%	06/01/2019	1,756,286
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100 ^	4.00%	05/15/2020	559,275

700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100 ^	4.00%	09/01/2021	795,662
400,000	Maryland State Economic Development Corporation - Senior Student Housing Towson University Project Callable 07/01/2022 @ 100 ^	5.00%	07/01/2027	442,244
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured ^	5.00%	06/01/2022	531,770
1,600,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 06/01/2013 @ 100 ^	6.50%	06/01/2027	1,668,016
500,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2013 @ 101 ^	5.00%	01/01/2014	509,010
455,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A	5.00%	01/01/2022	515,479
2,110,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2022 @ 100 ^	5.50%	01/01/2023	2,435,721
400,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2014	418,888
385,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2016	417,317
1,395,000	Maryland State Health & Higher Educational Facilities - Charlestown Community Project	5.00%	01/01/2018	1,556,681
650,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100 ^	5.20%	01/01/2024	676,007
1,185,000	Maryland State Health & Higher Educational Facilities - FHA Insured Mortgage Western Maryland Health Series A	5.00%	07/01/2014	1,262,772
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100 ^	4.50%	07/01/2019	268,238
390,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Cente Series A, Callable 7/1/2022 @ 100 ^	5.00%	07/01/2023	472,446
1,995,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%	07/01/2021	2,328,664
1,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 ^	5.00%	07/01/2023	1,144,710
575,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 ^	5.25%	07/01/2024	666,051
250,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 ^	5.25%	07/01/2025	288,140
1,500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 07/01/2022 @ 100 ^	5.00%	07/01/2023	1,849,935
3,400,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 5/15/2020 @ 100 ^	5.00%	05/15/2040	3,778,487
1,200,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100 #	5.00%	05/15/2046	1,235,556
350,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Series B #	4.30%	05/15/2048	380,912
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2013	259,175
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2018	614,310
3,000,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Callable 07/01/2022 @ 100 ^	5.00%	07/01/2023	3,812,459
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/2013	203,270
685,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2015	754,911
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100 ^	4.00%	07/01/2017	531,640
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2017	568,110
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100 ^	5.00%	07/01/2018	281,753
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2019	288,633
100,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100 ^	6.00%	07/01/2022	124,653
520,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100 ^	5.25%	07/01/2024	602,342
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/2013	258,688
725,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2014	780,513
2,600,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2016	2,937,350
355,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2021	421,978
3,565,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 5/15/2016 @ 100 ^	4.75%	05/15/2042	3,661,040
500,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2022 @ 100 ^	5.00%	07/01/2024	571,070
1,000,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100 ^	6.00%	07/01/2025	1,201,750
1,130,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100 ^	6.25%	07/01/2031	1,353,627

2,750,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2017 @ 100 ^	5.00%	07/01/2037	2,877,023
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 ^	5.00%	07/01/2026	213,260
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 ^	5.00%	07/01/2027	143,190
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100 ^	4.50%	07/01/2035	203,112
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100 ^	5.00%	07/01/2026	1,063,760
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	536,240
965,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	1,032,502
260,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Series F	5.00%	07/01/2018	300,916
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured 1	5.50%	07/01/2024	573,315
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2019 @ 100 ^	5.00%	07/01/2034	272,775
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/2013	409,900
2,045,000	Maryland State Health & Higher Educational Facilities - Upper Chesapeake Hospitals	5.50%	01/01/2018	2,215,553
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy Callable 1/1/2017 @ 100 ^†	5.25%	07/01/2018	99,993
240,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured ^	5.00%	01/01/2025	269,242
1,500,000	Maryland State Industrial Development Financing Authority Mulit-Modal #	2.00%	09/01/2040	1,539,105
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	821,048
990,000	Maryland State Transportation Authority Series A	5.00%	07/01/2018	1,216,958
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100 ^	5.00%	07/01/2021	681,908
4,255,000	Maryland State Transportation Authority Airport Refunding Baltimore/Washington	5.00%	03/01/2022	5,272,242
2,660,000	Maryland State Transportation Authority Transportation	5.00%	07/01/2017	3,198,489
970,000	Maryland State Transportation Authority Transportation Facilities Project Series 2009A, Callable 7/1/2019 @ 100 ^	5.00%	07/01/2022	1,196,175
1,815,000	Maryland State Transportation Authority Transportation Refunding	5.00%	07/01/2020	2,290,693
1,715,000	Maryland State Water Quality Financing	5.00%	03/01/2015	1,903,067
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/2015	567,460
265,000	Maryland State Water Quality Financing - Administrative Revlolving Loan Fund Series A, Callable 3/1/2018 @ 100 1	5.00%	03/01/2019	323,059
500,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2017	594,380
350,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2018	425,065
300,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 3/1/2018 @ 100 ^	4.00%	03/01/2019	344,193
4,000,000	Railsplitter Tobacco Settlement Authority	5.25%	06/01/2020	4,715,679
100,000	University of Maryland System Auxiliary Series A	5.00%	10/01/2012	100,041
350,000	University of Maryland System Auxiliary Series D	4.00%	04/01/2014	369,418
2,000,000	University of Maryland System Auxiliary Series A	4.00%	04/01/2014	2,110,960
425,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/2012	425,119
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/2013	512,355
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,063,010
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	548,540
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/2016	567,870
250,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 ^	5.00%	10/01/2019	290,135
1,500,000	University of Maryland System Auxiliary Refunding Series A	4.00%	04/01/2017	1,726,725
1,610,000	University of Maryland University Revenues Various Revolving - A-RMKT #	1.50%	07/01/2023	1,622,832
500,000	University of Mayrland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100 ^	4.00%	04/01/2020	558,185
100,000	University or Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 ^	5.00%	10/01/2022	115,797
940,000	Washington County Maryland - Public Improvement Callable 7/1/2017 @ 100 AMBAC Insured ^	4.25%	07/01/2022	1,052,988
				113,819,257
Total Municipal Bonds (Cost $229,938,217)				242,123,090

Shares
Short-Term Investments - 4.7%
Money Market Funds - 4.7%
11,971,318	Cash Account Trust, 0.01% *	11,971,318
Total Short-Term Investments (Cost $11,971,318)		11,971,318

Total Investments - 99.2% (Cost $241,909,535)		254,094,408
Other Assets in Excess of Liabilities - 0.8%		2,060,282
TOTAL NET ASSETS - 100.0%		$256,154,690

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of September 30, 2012.
* Annualized seven-day yield as of September 30, 2012.
† Security is in default and did not make its most recent payment of interest.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$241,909,535
Gross unrealized appreciation	12,537,405
Gross unrealized depreciation	(352,532)
Net unrealized appreciation	$12,184,873

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Municipal Bonds	$-	$242,123,090	$-	$242,123,090
Short-Term Investments	$11,971,318	$-	$-	$11,971,318
Total Investments	$11,971,318	$242,123,090	$-	$254,094,408

Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 35.5%
1,242,294	FHLMC, Pool# G11649	4.50%	02/01/2020	1,335,522
9,632	FHLMC, Pool# C00210	8.00%	01/01/2023	11,448
650,170	FHLMC, Pool# C90993	5.50%	10/01/2026	710,978
1,414,479	FHLMC, Pool# G30412	6.00%	03/01/2028	1,555,390
780,386	FHLMC, Pool# 1B0889 †	4.52%	05/01/2033	832,440
683,464	FHLMC, Pool# 1J0203 †	5.17%	04/01/2035	731,534
5,011,990	FHLMC PC, Pool# J1-6447	3.50%	08/01/2026	5,309,241
4,523,835	FHLMC PC, Pool# C0-3796	3.50%	04/01/2042	4,855,701
9,887,391	FHLMC PC, Pool# Q0-8903	3.50%	06/01/2042	10,625,084
1,286,983	FHLMC REMIC, Series R005-VA	5.50%	03/15/2016	1,292,013
5,300,000	FHLMC REMIC, Series 3571	4.00%	09/15/2024	5,816,329
6,000,000	FHLMC REMIC, Series 3800	3.50%	02/15/2026	6,404,184
544,690	FHLMC REMIC, Series 2782	4.00%	11/15/2033	585,899
19,866	FNMA, Pool# 433646	6.00%	10/01/2013	20,191
17,669	FNMA, Pool# 409589	9.50%	11/01/2015	17,774
95,097	FNMA, Pool# 254089	6.00%	12/01/2016	101,427
512,944	FNMA, Pool# 842239	5.00%	09/01/2020	553,865
7,836,111	FNMA, Pool# AH3431	3.50%	01/01/2026	8,348,606
3,072,053	FNMA, Pool# AJ1441	3.50%	09/01/2026	3,272,971
6,571,005	FNMA, Pool# AJ5336	3.00%	11/01/2026	6,978,759
1,379,296	FNMA, Pool# 256752	6.00%	06/01/2027	1,526,185
10,189,570	FNMA, Pool# AB6278	2.50%	09/01/2027	10,725,317
1,342,854	FNMA, Pool# 257048	6.00%	01/01/2028	1,485,022
24,377	FNMA, Pool# 539082	7.00%	08/01/2028	29,152
67,818	FNMA, Pool# 625536	6.00%	01/01/2032	76,598
85,322	FNMA, Pool# 628837	6.50%	03/01/2032	98,684
400,040	FNMA, Pool# 663238	5.50%	09/01/2032	442,254
117,900	FNMA, Pool# 744805 †	4.27%	11/01/2033	126,060
119,285	FNMA, Pool# 741373 †	2.70%	12/01/2033	125,214
186,342	FNMA, Pool# 764342 †	1.90%	02/01/2034	198,730
414,638	FNMA, Pool# 848817	5.00%	01/01/2036	454,001
1,000,686	FNMA, Pool# 866920 †	5.38%	02/01/2036	1,066,340
6,462,158	FNMA, Pool# AA7686	4.50%	06/01/2039	7,190,521
3,958,559	FNMA, Pool# AC4824 †	3.61%	10/01/2039	4,204,906
5,588,449	FNMA, Pool# AJ3718	4.00%	10/01/2041	6,032,158
3,000,000	FNMA REMIC Trust, Series 2010-112	4.00%	10/25/2025	3,288,311
4,675,247	FNMA REMIC Trust, Series 2012-15 †	0.80%	03/25/2042	4,705,264
261,084	GNMA, Pool# 781450	5.00%	06/15/2017	278,813
34,975	GNMA, Pool# 487110	6.50%	04/15/2029	41,347
67,909	GNMA, Pool# 781186	9.00%	06/15/2030	74,852
7,322	GNMA, Pool# 571166	7.00%	08/15/2031	8,761
1,586,203	GNMA, Series 2008-1-PA	4.50%	12/20/2036	1,665,104
3,000,000	GNMA REMIC Trust, Series 2010-124	2.79%	12/15/2016	3,157,794
1,680,756	GNMA REMIC Trust, Series 2004-12	4.81%	08/16/2032	1,707,832
Total Mortgage Backed Securities (Cost $103,939,092)				108,068,576

Corporate Bonds & Notes - 34.5%
2,750,000	America Movil SAB de CV	5.00%	03/30/2020	3,233,453
3,000,000	American Express Co.	7.00%	03/19/2018	3,801,300
3,000,000	AvalonBay Communities, Inc., Callable 06/15/2022 @ 100 ^	2.95%	09/15/2022	2,996,880
2,750,000	Barrick North America Finance LLC	6.80%	09/15/2018	3,426,297
2,735,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	2,902,855
2,850,000	Boston Properties Limited Partnership	5.63%	11/15/2020	3,398,436
2,750,000	Charles Schwab Corp.	4.95%	06/01/2014	2,948,597
2,500,000	Comcast Corp.	6.50%	01/15/2017	3,032,045
2,750,000	Consolidated Natural Gas Co., Series A	5.00%	12/01/2014	2,977,461
3,002,000	Constellation Energy Group, Inc. ^	5.15%	12/01/2020	3,534,486
3,109,000	Dell, Inc.	5.88%	06/15/2019	3,684,610
3,080,000	Devon Energy Corp., Callable 02/15/2022 @ 100 ^	3.25%	05/15/2022	3,211,072
3,000,000	Eastman Chemical Co., Callable 05/15/2022 @ 100 ^	3.60%	08/15/2022	3,166,650
2,850,000	Enterprise Products Partners L.P.	5.20%	09/01/2020	3,362,863
788,000	Express Scripts Holding Co.	7.25%	06/15/2019	1,016,870

5,000,000	FHLMC	0.38%	02/27/2014	5,010,995
1,820,000	FHLMC, Callable 04/12/2013 @ 100 ^	1.45%	04/12/2017	1,831,723
7,000,000	FNMA	4.88%	12/15/2016	8,236,360
3,000,000	General Electric Capital Corp.	5.50%	01/08/2020	3,554,475
2,915,000	Goldman Sachs Group, Inc. †	1.31%	02/07/2014	2,914,484
2,750,000	GTE Corp.	6.84%	04/15/2018	3,478,987
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/2013	2,876,527
3,000,000	JP Morgan Chase & Co.	6.30%	04/23/2019	3,693,063
3,000,000	Kohls Corp., Callable 08/01/2021 @ 100 ^	4.00%	11/01/2021	3,269,577
3,000,000	Markel Corp.	5.35%	06/01/2021	3,245,439
3,000,000	Morgan Stanley	3.80%	04/29/2016	3,102,603
3,000,000	Oneok, Inc., Callable 11/01/2021 @ 100 ^	4.25%	02/01/2022	3,261,777
1,145,000	Partners Healthcare Systems, Inc.	3.44%	07/01/2021	1,206,726
2,500,000	Potash Corp. Of Saskatchewan, Inc.	5.25%	05/15/2014	2,688,330
2,852,000	Spectra Energy Capital LLC, Series B	6.75%	07/15/2018	3,376,392
2,750,000	Starbucks Corp.	6.25%	08/15/2017	3,356,887
2,702,000	W.R. Berkley Corp.	6.15%	08/15/2019	3,097,750
Total Corporate Bonds & Notes (Cost $97,751,287)				104,895,970

Municipal Bonds - 6.0%
2,740,000	Chicago Illinois Taxable Project Series C-1	7.78%	01/01/2035	3,540,354
1,000,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	1,200,090
1,000,000	Illinois State Sales Tax Revenue Taxable Building	2.30%	06/15/2019	1,018,590
2,790,000	Metropolitan Washington District of Columbia Airports Taxable Series C, Callable 10/01/2015 @ 100 ^	5.69%	10/01/2030	3,049,470
3,000,000	New York City Transitional Taxable-Future Tax Subordinated Series	1.50%	05/01/2013	3,020,250
2,750,000	Port Authority New York & New Jersey Consolidated One Hundred Fifty Seventh Series	5.31%	12/01/2019	3,362,453
3,200,000	South Carolina State Public Service Authority Various Taxable Series A, Callable 12/02/2013 @ 100 † ^	0.92%	06/02/2014	3,207,296
Total Municipal Bonds (Cost $17,474,982)				18,398,503

FHLB Notes - 2.4%
7,000,000	FHLB	3.13%	12/13/2013	7,245,133
Total FHLB Notes (Cost $7,105,793)				7,245,133

U.S. Government Securities - 16.3%
15,130,350	United States Treasury Inflation Protected Security	0.13%	04/15/2017	16,308,868
14,943,900	United States Treasury Inflation Protected Security	0.13%	07/15/2022	16,353,065
12,500,000	United States Treasury Notes	1.00%	01/15/2014	12,628,425
4,000,000	United States Treasury Notes	4.25%	08/15/2015	4,449,688
Total U.S. Government Securities (Cost $48,640,639)				49,740,046

Shares
Short-Term Investments - 3.2%
Money Market Funds - 3.2%
9,720,692	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% *			9,720,692
Total Short-Term Investments (Cost $9,720,692)				9,720,692

Total Investments - 97.9% (Cost $284,632,485)				298,068,920
Other Assets in Excess of Liabilities - 2.1%				6,472,647
NET ASSETS - 100.0%				$304,541,567

† Variable rate security. Rate disclosed is as of September 30, 2012.
^ Continuously callable with 30 days notice.
* Annualized seven-day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$284,632,506
Gross unrealized appreciation	13,471,002
Gross unrealized depreciation	(34,588)
Net unrealized appreciation	$13,436,414

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Mortgage Backed Securities	$-	$108,068,576	$-	$108,068,576
Corporate Bonds & Notes	$-	$104,895,970	$-	$104,895,970
Municipal Bonds	$-	$18,398,503	$-	$18,398,503
FHLB Notes	$-	$7,245,133	$-	$7,245,133
U.S. Government Securities	$-	$49,740,046	$-	$49,740,046
Short-Term Investments	$9,720,692	$-	$-	$9,720,692
Total Investments	$9,720,692	$288,348,228	$-	$298,068,920

Brown Advisory Tactical Bond Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Par Value/Shares	Security Description	Rate	Maturity	Value $
U.S. Government Securities - 66.5%
8,119,519	United States Treasury Inflation Protected Security	0.13%	07/15/2022	8,885,165
7,700,000	United States Treasury Notes	2.75%	02/28/2018	8,536,174
Total U.S. Government Securities (Cost $17,231,749)				17,421,339

Exchange Traded Funds - 1.5%
9,900	SPDR Barclays Capital High Yield Bond ETF			398,178
Total Exchange Traded Funds (Cost $394,907)				398,178

Short-Term Investments - 31.2%
Money Market Funds - 0.7%
186,162	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% *			186,162
U.S. Treasury Bills - 30.5%
8,000,000	United States Treasury Bills	0.15%	08/22/2013	7,989,000
Total Short-Term Investments (Cost $8,173,668)				8,175,162

Total Investments - 99.2% (Cost $25,800,324)				25,994,679
Other Assets in Excess of Liabilities - 0.8%				200,547
NET ASSETS - 100.0%				$26,195,226

* Annualized seven-day yield as of September 30, 2012.

Credit Default Swap Contracts - Sell Protection #
Counterparty	Reference Entity	Termination Date	Notional Amount†	Unrealized Appreciation
Credit Suisse Capital, LLC	Markit CDX North American High Yield Index Series 18	6/20/2017	$7,920,000	$424,946

# If the Fund is a seller of protection and a credit event occurs, i.e. bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of the protection an amount up to or equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities up to or equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

† The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$25,800,324
Gross unrealized appreciation	607,201
Gross unrealized depreciation	(412,846)
Net unrealized appreciation	$194,355

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

U.S. Government Securities	$-	$17,421,339	$-	$17,421,339
Exchange Traded Funds	$398,178	$-	$-	$398,178
Short-Term Investments	$186,162	$7,989,000	$-	$8,175,162
Total Investments	$584,340	$25,410,339	$-	$25,994,679
Credit Default Swaps	$-	$424,946	$-	$424,946

Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.8%
Consumer Discretionary - 11.6%
99,532	GameStop Corp.	2,090,172
48,321	Lowe's Companies, Inc.	1,461,227
35,599	McDonalds Corp.	3,266,208
24,682	Tiffany & Co.	1,527,322
46,074	Time Warner Cable, Inc.	4,379,795
20,428	V.F. Corp.	3,255,406
		15,980,130
Consumer Staples - 17.6%
171,291	Altria Group, Inc.	5,719,407
85,565	Coca-Cola Co.	3,245,480
102,361	Kraft Foods, Inc.	4,232,627
40,174	PepsiCo, Inc.	2,843,114
28,576	Philip Morris International, Inc.	2,570,126
77,699	Unilever NV	2,756,761
36,321	Wal-Mart Stores, Inc.	2,680,490
		24,048,005
Energy - 9.3%
162,863	Kinder Morgan, Inc.	5,784,894
24,091	Occidental Petroleum Corp.	2,073,271
99,532	Total S.A. ADR	4,986,553
		12,844,718
Financials - 10.2%
80,307	Cincinnati Financial Corp.	3,042,833
41,378	Erie Indemnity Co.	2,659,364
28,576	M&T Bank Corp.	2,719,292
123,773	OneBeacon Insurance Group, Ltd.	1,663,509
41,618	T. Rowe Price Group, Inc.	2,634,419
130,957	Valley National Bancorp	1,312,189
		14,031,606
Health Care - 13.0%
49,646	Abbott Laboratories	3,403,730
43,465	Johnson & Johnson	2,995,173
96,522	Merck & Co., Inc.	4,353,142
70,997	Novartis AG	4,349,276
112,094	Pfizer, Inc.	2,785,536
		17,886,857
Industrials - 5.9%
113,980	Healthcare Services Group, Inc.	2,606,723
68,307	PACCAR, Inc.	2,733,988
36,241	United Technologies Corp.	2,837,307
		8,178,018
Information Technology - 10.2%
54,180	Accenture PLC	3,794,225
67,546	Automatic Data Processing, Inc.	3,962,249
63,611	Microchip Technology, Inc.	2,082,624
143,439	Microsoft Corp.	4,271,613
		14,110,711

Materials - 3.1%
53,178	E.I. du Pont de Nemours & Co.	2,673,258
16,014	Praxair, Inc.	1,663,534
		4,336,792
Telecommunication Services - 4.3%
82,033	Centurylink, Inc.	3,314,133
263,600	Windstream Corp.	2,664,996
		5,979,129
Utilities - 2.6%
29,980	Consolidated Edison, Inc.	1,795,502
34,555	Dominion Resources, Inc.	1,829,342
		3,624,844
Total Common Stocks (Cost $113,362,346)		121,020,810

Preferred Stocks - 3.7%
99,064	Public Storage, Inc.	2,629,159
87,925	Public Storage, Inc. †	2,459,262
		5,088,421
Total Preferred Stocks (Cost $4,988,252)		5,088,421

Real Estate Investment Trusts - 2.5%
79,571	Plum Creek Timber Co., Inc.	3,488,393
Total Real Estate Investment Trusts (Cost $3,086,019)		3,488,393

Short-Term Investments - 7.0%
Money Market Funds - 7.0%
9,605,222	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	9,605,222
Total Short-Term Investments (Cost $9,605,222)		9,605,222

Total Investments - 101.0% (Cost $131,041,839)		139,202,846
Liabilities in Excess of Other Assets - (1.0)%		(1,436,966)
NET ASSETS - 100.0%		$137,765,880

ADR - American Depository Receipt
# Annualized seven-day yield as of September 30, 2012.
† A portion of this security is considered illiquid. At September 30, 2012, the total market value of securities considered illiquid was $1,191,601 or 0.9% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$129,014,213
Gross unrealized appreciation	11,642,032
Gross unrealized depreciation	(1,453,399)
Net unrealized appreciation	$10,188,633

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$121,020,810	$-	$-	$121,020,810
Preferred Stocks	$5,088,421	$-	$-	$5,088,421
Real Estate Investment Trusts	$3,488,393	$-	$-	$3,488,393
Short-Term Investments	$9,605,222	$-	$-	$9,605,222
Total Investments	$139,202,846	$-	$-	$139,202,846

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/ Eric W. Falkeis
                   Eric W. Falkeis, President

Date             11/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Eric W. Falkeis
                  Eric W. Falkeis, President

Date             11/28/2012

By (Signature and Title)*               /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date             11/26/2012

* Print the name and title of each signing officer under his or her signature.